JPMORGAN U.S. EQUITY FUNDS

JPMORGAN VALUE OPPORTUNITIES FUND INC.
JPMorgan Value Opportunities Fund

(Class A, Class B and Class C Shares)

Supplement dated March 8, 2007
to the Prospectus regarding Class A, Class B and Class C Shares dated November 1, 2006

As of March 1, 2007, the management fees for the JPMorgan Value Opportunities Fund (the “Fund”) were contractually reduced from 0.50% to 0.40% of the Fund’s average daily net assets. As a result, the Annual Operating Expenses table on page 74 is replaced in its entirety by the following:

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)
         CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
Management Fees                   0.40                     0.40                   0.40
Distribution (Rule 12b-1) Fees                    0.25         0.75                   0.75
Shareholder Service Fee                          0.25         0.25                                            0.25
Other Expenses1                0.23         0.23       0.23
Total Annual Operating Expenses                            1.13         1.63                               1.63
Fee Waivers and Expense Reimbursements2                                   (0.09)                   (0.09)                            (0.09)
Net Expenses2                                                               1.04                     1.54       1.54

1“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.
2 Effective March 1, 2007, JPMIM, JPMDS and the Fund’s Business Manager have a written agreement to waive their respective fees and/or reimburse expenses to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) exceed 1.09%, 1.59% and 1.59%, respectively, of their daily net assets through 10/31/08. Due to the contractual expense cap on the Fund’s Institutional Class shares which currently requires fund level waivers, the ”Net Expenses” for the Class A, Class B and Class C shares are below their contractual expense caps. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-VOLOAD-0307

JPMORGAN U.S. EQUITY FUNDS

JPMORGAN VALUE OPPORTUNITIES FUND INC.
JPMorgan Value Opportunities Fund

(Institutional Class Shares)

Supplement dated March 8, 2007
to the Prospectus regarding Institutional Class Shares
dated November 1, 2006

As of March 1, 2007, the management fees for the JPMorgan Value Opportunities Fund (the “Fund”) were contractually reduced from 0.50% to 0.40% of the Fund’s average daily net assets. As a result, the Annual Operating Expenses table on page 43 is replaced in its entirety by the following:

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)
Management Fees                                                                                                        0.40
Distribution (Rule 12b-1) Fees                                                           NONE
Shareholder Service Fees                                                                                            0.10
Other Expenses1                        0.24
Total Annual Operating Expenses                                                                             0.74
Fee Waivers and Expense Reimbursements2                     (0.09)
Net Expenses2                                                                                                               0.65

1“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.
2 Effective March 1, 2007, JPMIM, JPMDS and the Fund’s Business Manager have a written agreement to waive their respective fees and/or reimburse expenses to the extent total annual operating expenses of Institutional Class Shares (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses ) exceed 0.65% of their daily net assets through 10/31/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-VOI-0307